Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Fair Value Measurements

NOTE 2 FAIR VALUE MEASUREMENTS

As of December 31, 2014 and 2013, U.S. Cellular did not have any financial or nonfinancial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP.

The provisions of GAAP establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile and, therefore, Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.

U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

		December 31, 2014		December 31, 2013
	Level within the Fair Value Hierarchy	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$211,513	$211,513	$342,065	$342,065
Short-term investments
U.S. Treasury Notes	1	-	-	50,104	50,104
Long-term debt
Retail	2	617,000	608,462	342,000	309,852
Institutional	2	532,722	513,647	532,449	507,697

Short-term investments are designated as held-to-maturity investments and recorded at amortized cost in the Consolidated Balance Sheet. For these investments, U.S. Cellular's objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. Long-term debt excludes capital lease obligations and the current portion of Long-term debt. The fair value of “Retail” Long-term debt was estimated using market prices for the 6.95% Senior Notes and 7.25% Senior Notes. U.S. Cellular's “Institutional” debt consists of the 6.7% Senior Notes which are traded over the counter. U.S. Cellular estimated the fair value of its Institutional debt through a discounted cash flow analysis using an estimated yield to maturity of 7.25% and 7.35% at December 31, 2014 and 2013, respectively.